U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

June 8, 2012

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of moving one existing series of the Unified Series Trust (the “Old Trust”) into a new series of Professionally Managed Portfolios (the “New Trust”).  Specifically, the New Trust is proposing that the Becker Value Equity Fund (the “Fund”), a series of the Old Trust, be reorganized into a series of the New Trust.  The Fund is seeking the approval of shareholders to complete the Reorganization.  This Form N-14 will be mailed to shareholders in the form of a combined Proxy Statement/Prospectus.  It is anticipated that this Registration Statement will become effective on July 8th, 2012, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
Secretary of the Trust

Enclosures